Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	17,883,693
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 143,069,544.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,903.95
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(d) of the Securities Act of 1933, as amended, based on a market value per share reference price of $8.00. Given that the registrant’s shares of common stock are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its common stock in accordance with Rule 457(c).

Represents 17,883,693 shares of the registrant’s common stock being registered for resale by our shareholders identified in this prospectus, or their permitted transferees, in connection with our direct listing on the Nasdaq Global Market.

A registration fee of $2,893.59 was previously paid in connection with the S-1 (defined below).